Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of defined benefit plans [line items]
Liability for defined benefits at retirement and post-employment at the end of the year				$ (103,860,955)
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 2,530,255	$ 50,065,396	$ 47,293,069	$ (116,022,232)
PEMEX [member]
Disclosure of defined benefit plans [line items]
Liability for defined benefits at retirement and post-employment at the end of the year		1,241,072,307	1,202,624,665
Liability for other long-term benefits		17,363,815	17,784,771
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year		$ 1,258,436,122	$ 1,220,409,436